A T B C | Fidelity Asset Manager 30%

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40%
Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70%
Fidelity Advisor Asset Manager 85%
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The funds may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive each fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the funds' proportionate ownership of the commodity central fund. These arrangements were terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the funds to which this prospectus relates.

The following information replaces the similar information for Fidelity Asset Manager 20% found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.17%	0.19%	0.22%	0.19%
Total annual operating expenses	0.84%	1.11%A	1.64%	1.61%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 30% found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.27%	0.24%
Total annual operating expenses	0.89%	1.14%	1.69%A	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 40% found under the heading "Fee Table" in the "Fund Summary" section on page 11.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.25%	0.29%	0.26%
Total annual operating expenses	0.91%A	1.17%	1.71%A	1.68%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 50% found under the heading "Fee Table" in the "Fund Summary" section on page 15.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.26%	0.25%
Total annual operating expensesA	1.02%	1.25%	1.77%	1.76%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 60% found under the heading "Fee Table" in the "Fund Summary" section on page 19.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.36%	0.32%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.10%	1.35%	1.93%	1.89%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 70% found under the heading "Fee Table" in the "Fund Summary" section on page 23.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.29%	0.34%	0.27%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.36%	1.91%	1.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces the similar information for Fidelity Asset Manager 85% found under the heading "Fee Table" in the "Fund Summary" section on page 27.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.27%	0.30%	0.35%	0.28%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual operating expensesA	1.09%	1.37%	1.92%	1.85%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.